Distribution Date:	06/12/24	GS Mortgage Securities Trust 2015-GC28
Determination Date:	06/06/24
Next Distribution Date:	07/12/24
Record Date:	05/31/24	GS Mortgage Securities Trust
Series 2015-GC28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Wells Fargo Bank, National Association
Exchangeable Certificate Factor Detail	6		Investor Relations		REAM_InvestorRelations@wellsfargo.com
Additional Information	7		Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 1)	15-17
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Mortgage Loan Detail (Part 2)	18-20		501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Principal Prepayment Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	23				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25	Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Modified Loan Detail	27
		Controlling Class	RREF II CMBS AIV, L.P.
Historical Liquidated Loan Detail	28	Representative
Historical Bond / Collateral Loss Reconciliation Detail	29		-
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36251FAS5	1.528000%	35,865,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36251FAT3	2.898000%	136,986,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36251FAU0	3.307000%	8,225,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36251FAV8	3.136000%	180,000,000.00	164,702,209.01	18,124,768.38	430,421.77	0.00	0.00	18,555,190.15	146,577,440.63	41.66%	30.00%
A-5	36251FAW6	3.396000%	224,609,000.00	224,609,000.00	0.00	635,643.47	0.00	0.00	635,643.47	224,609,000.00	41.66%	30.00%
A-AB	36251FAX4	3.206000%	53,795,000.00	5,352,394.44	1,165,921.24	14,299.81	0.00	0.00	1,180,221.05	4,186,473.20	41.66%	30.00%
A-S	36251FBA3	3.759000%	57,097,000.00	57,097,000.00	0.00	178,856.35	0.00	0.00	178,856.35	57,097,000.00	32.79%	23.75%
B	36251FBB1	3.980000%	43,393,000.00	43,393,000.00	0.00	143,920.12	0.00	0.00	143,920.12	43,393,000.00	26.04%	19.00%
C	36251FBD7	4.448764%	65,090,000.00	65,090,000.00	0.00	241,308.38	0.00	0.00	241,308.38	65,090,000.00	15.93%	11.88%
D	36251FAG1	4.448764%	43,393,000.00	43,393,000.00	0.00	160,871.02	0.00	0.00	160,871.02	43,393,000.00	9.18%	7.13%
E	36251FAJ5	3.017000%	21,697,000.00	21,697,000.00	0.00	54,549.87	0.00	0.00	54,549.87	21,697,000.00	5.81%	4.75%
F	36251FAL0	3.017000%	15,987,000.00	15,987,000.00	0.00	40,193.98	0.00	0.00	40,193.98	15,987,000.00	3.32%	3.00%
G*	36251FAN6	3.017000%	27,406,796.00	21,389,339.59	0.00	48,691.79	0.00	0.00	48,691.79	21,389,339.59	0.00%	0.00%
R	36251FAQ9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			913,543,797.00	662,709,943.04	19,290,689.62	1,948,756.56	0.00	0.00	21,239,446.18	643,419,253.42

X-A	36251FAY2	1.103927%	696,577,000.00	451,760,603.45	0.00	415,592.20	0.00	0.00	415,592.20	432,469,913.83
X-B	36251FAZ9	0.468764%	43,393,000.00	43,393,000.00	0.00	16,950.90	0.00	0.00	16,950.90	43,393,000.00
X-C	36251FAA4	1.431764%	21,697,000.00	21,697,000.00	0.00	25,887.49	0.00	0.00	25,887.49	21,697,000.00
X-D	36251FAC0	1.431764%	15,987,000.00	15,987,000.00	0.00	19,074.68	0.00	0.00	19,074.68	15,987,000.00
X-E	36251FAE6	1.431764%	27,406,796.00	21,389,339.59	0.00	25,520.41	0.00	0.00	25,520.41	21,389,339.59
Notional SubTotal			805,060,796.00	554,226,943.04	0.00	503,025.68	0.00	0.00	503,025.68	534,936,253.42

Deal Distribution Total					19,290,689.62	2,451,782.24	0.00	0.00	21,742,471.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36251FAS5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36251FAT3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36251FAU0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36251FAV8	915.01227228	100.69315767	2.39123206	0.00000000	0.00000000	0.00000000	0.00000000	103.08438972	814.31911461
A-5	36251FAW6	1,000.00000000	0.00000000	2.83000000	0.00000000	0.00000000	0.00000000	0.00000000	2.83000000	1,000.00000000
A-AB	36251FAX4	99.49613235	21.67341277	0.26582043	0.00000000	0.00000000	0.00000000	0.00000000	21.93923320	77.82271958
A-S	36251FBA3	1,000.00000000	0.00000000	3.13249996	0.00000000	0.00000000	0.00000000	0.00000000	3.13249996	1,000.00000000
B	36251FBB1	1,000.00000000	0.00000000	3.31666674	0.00000000	0.00000000	0.00000000	0.00000000	3.31666674	1,000.00000000
C	36251FBD7	1,000.00000000	0.00000000	3.70730343	0.00000000	0.00000000	0.00000000	0.00000000	3.70730343	1,000.00000000
D	36251FAG1	1,000.00000000	0.00000000	3.70730348	0.00000000	0.00000000	0.00000000	0.00000000	3.70730348	1,000.00000000
E	36251FAJ5	1,000.00000000	0.00000000	2.51416647	0.00000000	0.00000000	0.00000000	0.00000000	2.51416647	1,000.00000000
F	36251FAL0	1,000.00000000	0.00000000	2.51416651	0.00000000	0.00000000	0.00000000	0.00000000	2.51416651	1,000.00000000
G	36251FAN6	780.43926003	0.00000000	1.77663197	0.18552223	26.59520069	0.00000000	0.00000000	1.77663197	780.43926003
R	36251FAQ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36251FAY2	648.54366919	0.00000000	0.59662062	0.00000000	0.00000000	0.00000000	0.00000000	0.59662062	620.85011970
X-B	36251FAZ9	1,000.00000000	0.00000000	0.39063674	0.00000000	0.00000000	0.00000000	0.00000000	0.39063674	1,000.00000000
X-C	36251FAA4	1,000.00000000	0.00000000	1.19313684	0.00000000	0.00000000	0.00000000	0.00000000	1.19313684	1,000.00000000
X-D	36251FAC0	1,000.00000000	0.00000000	1.19313692	0.00000000	0.00000000	0.00000000	0.00000000	1.19313692	1,000.00000000
X-E	36251FAE6	780.43926003	0.00000000	0.93117087	0.00000000	0.00000000	0.00000000	0.00000000	0.93117087	780.43926003

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	05/01/24 - 05/30/24	30	0.00	430,421.77	0.00	430,421.77	0.00	0.00	0.00	430,421.77	0.00
A-5	05/01/24 - 05/30/24	30	0.00	635,643.47	0.00	635,643.47	0.00	0.00	0.00	635,643.47	0.00
A-AB	05/01/24 - 05/30/24	30	0.00	14,299.81	0.00	14,299.81	0.00	0.00	0.00	14,299.81	0.00
X-A	05/01/24 - 05/30/24	30	0.00	415,592.20	0.00	415,592.20	0.00	0.00	0.00	415,592.20	0.00
X-B	05/01/24 - 05/30/24	30	0.00	16,950.90	0.00	16,950.90	0.00	0.00	0.00	16,950.90	0.00
X-C	05/01/24 - 05/30/24	30	0.00	25,887.49	0.00	25,887.49	0.00	0.00	0.00	25,887.49	0.00
X-D	05/01/24 - 05/30/24	30	0.00	19,074.68	0.00	19,074.68	0.00	0.00	0.00	19,074.68	0.00
X-E	05/01/24 - 05/30/24	30	0.00	25,520.41	0.00	25,520.41	0.00	0.00	0.00	25,520.41	0.00
A-S	05/01/24 - 05/30/24	30	0.00	178,856.35	0.00	178,856.35	0.00	0.00	0.00	178,856.35	0.00
B	05/01/24 - 05/30/24	30	0.00	143,920.12	0.00	143,920.12	0.00	0.00	0.00	143,920.12	0.00
C	05/01/24 - 05/30/24	30	0.00	241,308.38	0.00	241,308.38	0.00	0.00	0.00	241,308.38	0.00
D	05/01/24 - 05/30/24	30	0.00	160,871.02	0.00	160,871.02	0.00	0.00	0.00	160,871.02	0.00
E	05/01/24 - 05/30/24	30	0.00	54,549.87	0.00	54,549.87	0.00	0.00	0.00	54,549.87	0.00
F	05/01/24 - 05/30/24	30	0.00	40,193.98	0.00	40,193.98	0.00	0.00	0.00	40,193.98	0.00
G	05/01/24 - 05/30/24	30	721,989.47	53,776.36	0.00	53,776.36	5,084.57	0.00	0.00	48,691.79	728,889.24
Totals			721,989.47	2,456,866.81	0.00	2,456,866.81	5,084.57	0.00	0.00	2,451,782.24	728,889.24

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36251FBA3	3.759000%	57,097,000.00	57,097,000.00	0.00	178,856.35	0.00	0.00	178,856.35	57,097,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36251FBB1	3.980000%	43,393,000.00	43,393,000.00	0.00	143,920.12	0.00	0.00	143,920.12	43,393,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36251FBD7	4.448764%	65,090,000.00	65,090,000.00	0.00	241,308.38	0.00	0.00	241,308.38	65,090,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			165,580,000.03	165,580,000.00	0.00	564,084.85	0.00	0.00	564,084.85	165,580,000.00

Exchangeable Certificate Details
PEZ	36251FBC9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 31

Exchangeable Certificate Factor Detail
Cumulative
			Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance Principal Distribution Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
None

© 2021 Computershare. All rights reserved. Confidential.								Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	21,742,471.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,468,230.09	Master Servicing Fee	8,030.58
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	1,981.36
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	285.33
ARD Interest	0.00	Operating Advisor Fee	856.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,468,230.09	Total Fees	11,363.28

Principal		Expenses/Reimbursements
Scheduled Principal	964,424.44	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	18,326,265.18	Special Servicing Fees (Monthly)	3,781.14
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,303.43
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,290,689.62	Total Expenses/Reimbursements	5,084.57

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,451,782.24
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,290,689.62
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	21,742,471.86
Total Funds Collected	21,758,919.71	Total Funds Distributed	21,758,919.71

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	662,709,943.04	662,709,943.04	Beginning Certificate Balance	662,709,943.04
(-) Scheduled Principal Collections	964,424.44	964,424.44	(-) Principal Distributions	19,290,689.62
(-) Unscheduled Principal Collections	18,326,265.18	18,326,265.18	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	643,419,253.42	643,419,253.42	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	663,924,541.52	663,924,541.52	Ending Certificate Balance	643,419,253.42
Ending Actual Collateral Balance	644,586,799.95	644,586,799.95

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.45%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP
3,000,000 or less	3	6,625,144.49	1.03%	7	4.7377	2.001798	1.30 or less	13	181,180,672.72	28.16%	7	4.3586	0.838605
3,000,001 to 5,000,000	3	10,989,357.01	1.71%	6	4.8340	2.302582	1.31-1.40	1	5,044,704.88	0.78%	6	4.4700	1.377800
5,000,001 to 10,000,000	12	87,689,717.08	13.63%	7	4.3352	1.723746	1.41-1.50	2	18,156,316.30	2.82%	7	4.8475	1.412650
10,000,001 to 15,000,000	3	34,151,874.65	5.31%	7	4.3122	1.336713	1.51-1.60	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	6	101,804,453.91	15.82%	7	4.4252	0.802604	1.61-1.70	3	17,161,797.73	2.67%	6	4.4830	1.650898
20,000,001 to 30,000,000	1	23,500,000.00	3.65%	7	3.9050	3.771800	1.71-1.80	1	8,122,641.66	1.26%	8	4.1400	1.733200
30,000,001 to 60,000,000	1	36,189,839.91	5.62%	6	4.4000	1.138900	1.81-1.90	1	7,940,000.00	1.23%	7	4.4200	1.815500
60,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319	2.01-2.50	3	21,750,569.72	3.38%	7	4.4158	2.261479
							2.51-3.00	1	2,199,432.33	0.34%	8	4.6300	2.880900
							3.01 or greater	4	39,394,251.71	6.12%	7	4.0941	3.808836
							Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	57	342,468,866.37	53.23%	4	4.2785	NAP
							Defeased	57	342,468,866.37	53.23%	4	4.2785	NAP
California	6	48,054,482.99	7.47%	7	4.2618	2.038078
							Industrial	1	5,150,000.00	0.80%	8	4.1500	4.690200
Florida	2	14,978,918.59	2.33%	8	4.3734	1.486164
							Lodging	4	54,932,601.85	8.54%	7	4.1237	2.240449
Georgia	2	7,324,375.08	1.14%	6	4.5820	1.400676
							Mixed Use	1	6,856,276.93	1.07%	7	4.6500	1.193500
Maryland	8	14,679,464.19	2.28%	7	4.8500	1.407100
							Mobile Home Park	1	2,199,432.33	0.34%	8	4.6300	2.880900
Massachusetts	1	7,940,000.00	1.23%	7	4.4200	1.815500
							Multi-Family	4	46,140,722.74	7.17%	6	4.4836	1.348170
Michigan	3	25,642,997.86	3.99%	6	4.6152	0.933458
							Office	6	69,691,757.07	10.83%	6	4.4330	0.859317
Mississippi	1	2,199,432.33	0.34%	8	4.6300	2.880900
							Retail	20	105,954,014.27	16.47%	7	4.3853	1.314083
Missouri	1	3,097,715.83	0.48%	7	4.6500	1.050100
							Self Storage	1	10,025,581.86	1.56%	8	4.2900	2.380100
New York	1	10,025,581.86	1.56%	8	4.2900	2.380100
							Totals	95	643,419,253.42	100.00%	5	4.3186	1.837319
North Carolina	1	3,318,144.38	0.52%	6	4.9700	2.297500

Pennsylvania	5	57,558,432.88	8.95%	7	4.3262	0.942661

Texas	2	40,763,336.71	6.34%	6	4.4516	1.365054

Virginia	1	1,197,181.91	0.19%	7	4.8500	1.407100

Washington	1	23,500,000.00	3.65%	7	3.9050	3.771800

Wisconsin	3	40,670,322.44	6.32%	8	4.2486	0.397583

Totals	95	643,419,253.42	100.00%	5	4.3186	1.837319

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP
	4.000% or less	1	23,500,000.00	3.65%	7	3.9050	3.771800	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	6	62,702,503.74	9.75%	7	4.1119	1.604849	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	13	156,875,920.62	24.38%	7	4.3897	1.135944	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	5	31,824,005.21	4.95%	6	4.6655	0.998228	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% or greater	4	26,047,957.48	4.05%	6	4.8653	1.831219	49 months or greater	29	300,950,387.05	46.77%	7	4.3643	1.485078
	Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319	Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP
	60 months or less	29	300,950,387.05	46.77%	7	4.3643	1.485078	Interest Only	3	36,590,000.00	5.69%	7	4.0512	3.476548
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	26	264,360,387.05	41.09%	7	4.4076	1.209439
	Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	28	342,468,866.37	53.23%	4	4.2785	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	29	300,950,387.05	46.77%	7	4.3643	1.485078
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	643,419,253.42	100.00%	5	4.3186	1.837319
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	303341001	OF	Salt Lake City	UT	Actual/360	4.026%	376,994.71	0.00	0.00	N/A	07/06/24	--	108,750,000.00	108,750,000.00	06/06/24
2	303341002	OF	San Diego	CA	Actual/360	4.146%	178,497.57	0.00	0.00	N/A	07/06/24	--	50,000,000.00	50,000,000.00	06/06/24
4	623100165	MF	Lubbock	TX	Actual/360	4.400%	137,342.66	58,955.62	0.00	N/A	12/06/24	--	36,248,795.53	36,189,839.91	06/06/24
6	303341006	LO	Seattle	WA	Actual/360	3.905%	79,022.01	0.00	0.00	N/A	01/06/25	--	23,500,000.00	23,500,000.00	06/06/24
7	303341007	RT	Holmes	PA	Actual/360	4.109%	66,060.49	44,946.73	0.00	N/A	01/06/25	--	18,672,363.44	18,627,416.71	06/06/24
8	623100172	OF	Pittsburgh	PA	Actual/360	4.500%	71,363.23	41,880.94	0.00	N/A	01/06/25	--	18,416,316.88	18,374,435.94	06/06/24
9	303341009	Various Lansing		MI	Actual/360	4.668%	70,608.97	39,457.97	0.00	N/A	11/06/24	--	17,563,996.13	17,524,538.16	05/06/24
10	695100415	MF	Various	Various	Actual/360	4.225%	65,546.49	30,096.61	0.00	N/A	01/06/25	--	18,016,215.36	17,986,118.75	06/06/24
11	695100444	LO	Milwaukee	WI	Actual/360	4.400%	60,821.57	36,826.81	0.00	N/A	02/06/25	--	16,052,613.55	16,015,786.74	11/06/21
12	303341012	RT	Various	Various	Actual/360	4.850%	66,450.46	34,338.68	0.00	N/A	01/06/25	--	15,910,984.78	15,876,646.10	06/06/24
13	623100173	MF	Kingwood	TX	Actual/360	4.850%	58,692.11	30,329.50	0.00	N/A	01/06/25	09/06/24	14,053,315.10	14,022,985.60	06/06/24
14	304101322	RT	Brookfield	WI	Actual/360	4.030%	53,484.49	26,532.97	0.00	N/A	02/06/25	--	15,412,163.23	15,385,630.26	06/06/24
16	407000403	OF	San Antonio	TX	Actual/360	4.250%	44,285.06	28,374.46	0.00	N/A	11/06/24	--	12,100,661.74	12,072,287.28	06/06/24
17	303341017	OF	Canonsburg	PA	Actual/360	4.290%	42,631.81	27,062.29	0.00	N/A	01/06/25	--	11,540,304.49	11,513,242.20	06/06/24
18	695100406	OF	Miami	FL	Actual/360	4.450%	48,619.13	12,687,848.32	0.00	N/A	12/06/24	--	12,687,848.32	0.00	06/06/24
20	303341020	OF	Woodland Hills	CA	Actual/360	4.350%	47,323.65	20,627.66	0.00	N/A	01/06/25	--	12,633,678.25	12,613,050.59	06/06/24
21	304101323	SS	Bedford Hills	NY	Actual/360	4.290%	37,122.71	23,427.13	0.00	N/A	02/06/25	--	10,049,008.99	10,025,581.86	06/06/24
22	407000409	LO	Corsicana	TX	Actual/360	5.050%	40,638.98	30,449.35	0.00	N/A	02/06/25	12/06/24	9,345,277.55	9,314,828.20	06/06/24
23	695100439	RT	La Quinta	CA	Actual/360	4.250%	35,457.17	21,115.92	0.00	N/A	02/06/25	--	9,688,486.52	9,667,370.60	06/06/24
24	407000396	OF	Acton	MA	Actual/360	4.420%	36,275.57	18,938.16	0.00	N/A	11/06/24	--	9,530,875.17	9,511,937.01	06/06/24
26	303341026	OF	North Charleston	SC	Actual/360	4.387%	35,285.55	18,658.73	0.00	N/A	10/06/24	--	9,340,498.26	9,321,839.53	06/06/24
27	303341027	LO	Morgan Hill	CA	Actual/360	4.150%	33,105.92	17,934.93	0.00	N/A	01/06/25	--	9,263,995.13	9,246,060.20	06/06/24
28	407000395	98	Fort Washington	MD	Actual/360	4.800%	37,947.40	17,142.46	0.00	N/A	01/06/25	10/06/24	9,180,822.05	9,163,679.59	06/06/24
29	623100169	MF	Dallas	TX	Actual/360	4.500%	36,099.24	17,102.72	0.00	N/A	09/06/24	--	9,315,931.77	9,298,829.05	06/06/24
30	304101293	OF	Brookfield	WI	Actual/360	4.350%	34,785.27	17,484.97	0.00	N/A	12/06/24	--	9,286,390.41	9,268,905.44	06/06/24
31	695100410	RT	Anaheim	CA	Actual/360	4.347%	31,542.71	19,713.71	0.00	N/A	12/06/24	--	8,426,557.19	8,406,843.48	06/06/24
32	695100419	MF	Redding	CA	Actual/360	4.446%	34,670.28	16,684.86	0.00	N/A	10/06/24	--	9,055,840.15	9,039,155.29	06/06/24
33	303341033	MU	Pinellas Park	FL	Actual/360	4.390%	33,942.19	16,700.06	0.00	N/A	01/06/25	--	8,978,755.55	8,962,055.49	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
35	695100429	RT	White Lake	MI	Actual/360	4.500%	31,530.74	18,504.43	0.00	N/A	01/06/25	--	8,136,964.13	8,118,459.70	06/06/24
36	303341036	MF	Houston	TX	Actual/360	4.600%	32,789.86	17,192.97	0.00	N/A	01/06/25	--	8,277,945.14	8,260,752.17	06/06/24
39	304101321	RT	Pensacola	FL	Actual/360	4.140%	29,006.17	13,731.87	0.00	N/A	02/06/25	--	8,136,373.53	8,122,641.66	06/06/24
40	303341040	MU	Tallahassee	FL	Actual/360	4.650%	27,514.87	15,282.99	0.00	N/A	01/06/25	--	6,871,559.92	6,856,276.93	06/06/24
42	623100166	OF	Pittsburgh	PA	Actual/360	4.380%	26,066.73	13,899.69	0.00	N/A	12/06/24	--	6,911,195.76	6,897,296.07	06/06/24
43	407000388	RT	Saugus	MA	Actual/360	4.420%	30,220.52	0.00	0.00	N/A	01/06/25	--	7,940,000.00	7,940,000.00	06/06/24
44	695100412	RT	Santa Barbara	CA	Actual/360	4.287%	23,932.81	15,299.40	0.00	N/A	12/06/24	--	6,483,073.21	6,467,773.81	06/06/24
45	695100402	LO	Jamaica	NY	Actual/360	4.768%	23,320.14	5,679,834.71	0.00	N/A	11/06/24	--	5,679,834.71	0.00	06/06/24
46	303341046	LO	National City	CA	Actual/360	4.200%	22,360.50	11,870.70	0.00	N/A	01/06/25	--	6,182,625.61	6,170,754.91	06/06/24
49	695100428	MU	Saline	MI	Actual/360	4.370%	22,035.36	9,525.78	0.00	N/A	09/06/24	--	5,855,709.62	5,846,183.84	06/06/24
50	304101318	RT	Phoenix	AZ	Actual/360	4.180%	20,771.36	9,719.30	0.00	N/A	01/06/25	--	5,770,714.06	5,760,994.76	06/06/24
52	303341052	OF	Chattanooga	TN	Actual/360	4.492%	19,833.44	11,676.29	0.00	N/A	10/06/24	--	5,127,992.25	5,116,315.96	06/06/24
53	695100409	RT	Duluth	GA	Actual/360	4.470%	19,453.81	9,325.74	0.00	N/A	12/06/24	--	5,054,030.62	5,044,704.88	06/06/24
54	695100427	SS	Grand Rapids	MI	Actual/360	4.370%	19,422.47	8,396.24	0.00	N/A	09/06/24	--	5,161,356.82	5,152,960.58	06/06/24
55	623100154	MF	College Station	TX	Actual/360	4.860%	19,181.96	10,006.51	0.00	N/A	11/06/24	--	4,583,503.31	4,573,496.80	06/06/24
56	695100403	RT	Columbia	SC	Actual/360	4.719%	18,123.54	9,944.60	0.00	N/A	11/06/24	--	4,459,990.57	4,450,045.97	06/06/24
57	304101311	SS	New Bedford	MA	Actual/360	4.360%	17,634.76	8,780.49	0.00	N/A	01/06/25	--	4,697,034.77	4,688,254.28	06/06/24
58	407000400	IN	Chula Vista	CA	Actual/360	4.150%	18,404.10	0.00	0.00	N/A	02/06/25	--	5,150,000.00	5,150,000.00	06/06/24
59	303341059	IN	Springfield	IL	Actual/360	4.100%	16,946.67	0.00	0.00	N/A	02/06/25	11/06/24	4,800,000.00	4,800,000.00	06/06/24
60	695100424	MU	Waterford	MI	Actual/360	4.370%	16,635.39	7,191.40	0.00	N/A	09/06/24	--	4,420,713.54	4,413,522.14	06/06/24
61	304101294	RT	Charlotte	NC	Actual/360	4.970%	14,248.26	11,105.43	0.00	N/A	12/06/24	--	3,329,249.81	3,318,144.38	06/06/24
62	623100164	MF	Winston Salem	NC	Actual/360	4.550%	13,551.22	7,854.52	0.00	N/A	09/06/24	--	3,458,659.68	3,450,805.16	06/06/24
64	695100425	SS	Wixom	MI	Actual/360	4.370%	13,851.79	5,988.07	0.00	N/A	09/06/24	--	3,680,996.10	3,675,008.03	06/06/24
65	407000398	RT	Anthem	AZ	Actual/360	4.300%	11,714.72	6,842.96	0.00	N/A	12/06/24	--	3,163,764.01	3,156,921.05	06/06/24
66	303341066	MF	St. Louis	MO	Actual/360	4.650%	12,431.42	6,904.96	0.00	N/A	01/06/25	--	3,104,620.79	3,097,715.83	04/06/24
68	407000390	RT	Lakeland	FL	Actual/360	4.420%	13,435.57	0.00	0.00	N/A	01/06/25	--	3,530,000.00	3,530,000.00	06/06/24
69	695100437	MH	Horn Lake	MS	Actual/360	4.630%	8,819.93	12,769.55	0.00	N/A	02/06/25	--	2,212,201.88	2,199,432.33	06/06/24
70	623100160	RT	Pittsburgh	PA	Actual/360	4.750%	8,807.99	7,354.84	0.00	N/A	12/06/24	--	2,153,396.80	2,146,041.96	06/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
71	623100163	MF	Americus	GA	Actual/360	4.830%	9,502.22	4,975.99	0.00	N/A	12/06/24	--	2,284,646.19	2,279,670.20	06/06/24
73	407000389	RT	Grafton	OH	Actual/360	4.780%	5,962.63	8,355.15	0.00	N/A	11/06/24	--	1,448,608.27	1,440,253.12	06/06/24
74	695100426	SS	Flint	MI	Actual/360	4.370%	6,101.74	5,723.48	0.00	N/A	09/06/24	--	1,621,486.40	1,615,762.92	06/06/24
Totals							2,468,230.09	19,290,689.62	0.00				662,709,943.04	643,419,253.42
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4	2,469,008.00	2,071,258.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,915,580.44	3,922,713.68	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
7	827,301.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,773,527.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,711,937.93	519,275.51	01/01/23	06/30/23	--	0.00	0.00	109,537.58	109,537.58	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	433,047.00	0.00	--	--	04/08/24	0.00	0.00	97,498.54	3,024,925.71	954,666.01	0.00
12	1,779,999.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	1,258,914.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	667,979.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,858,765.07	511,644.95	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
20	991,575.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,627,514.00	1,308,765.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	944,219.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	40,525.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,411,270.51	686,065.86	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
35	1,038,156.66	270,061.13	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	951,011.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	685,362.00	684,495.00	04/01/23	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
42	863,192.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	620,243.58	161,707.88	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
44	576,011.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	747,010.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,693,161.28	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	651,935.32	134,443.89	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1,167,338.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	748,832.82	263,718.73	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	739,257.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
66	249,425.05	0.00	--	--	--	0.00	0.00	19,253.93	38,154.37	0.00	0.00
68	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	905,693.04	188,507.58	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
70	349,860.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
71	276,157.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	33,973,814.79	10,722,658.35				0.00	0.00	226,290.05	3,172,617.66	954,666.01	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
18	695100406	12,665,946.82	Payoff Prior to Maturity	0.00	0.00
45	695100402	5,660,318.36	Disposition	0.00	0.00
Totals		18,326,265.18		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/12/24	1	3,097,715.83	0	0.00	1	16,015,786.74	0	0.00	0	0.00	0	0.00	0	0.00	2	18,326,265.18	4.318611%	4.286396%	5
05/10/24	0	0.00	1	5,679,834.71	1	16,052,613.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325168%	4.290431%	6
04/12/24	1	5,700,023.11	0	0.00	1	16,091,260.64	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325375%	4.290620%	7
03/12/24	0	0.00	0	0.00	1	16,127,802.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325571%	4.290797%	8
02/12/24	0	0.00	0	0.00	1	16,168,143.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325786%	4.290993%	9
01/12/24	0	0.00	0	0.00	1	16,204,395.59	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.325979%	4.291168%	10
12/12/23	0	0.00	0	0.00	1	16,240,510.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.326170%	4.297994%	11
11/10/23	0	0.00	0	0.00	1	16,278,471.13	0	0.00	1	0.00	0	0.00	0	0.00	1	1,272,452.23	4.326371%	4.298181%	12
10/13/23	0	0.00	0	0.00	2	18,564,069.65	0	0.00	1	2,249,763.23	0	0.00	0	0.00	0	0.00	4.328145%	4.298996%	13
09/12/23	0	0.00	0	0.00	2	18,606,776.39	0	0.00	1	2,254,778.91	0	0.00	0	0.00	0	0.00	4.328343%	4.299181%	14
08/11/23	0	0.00	0	0.00	2	18,647,029.78	0	0.00	1	2,259,474.55	0	0.00	0	0.00	0	0.00	4.328529%	4.299354%	15
07/12/23	0	0.00	0	0.00	2	18,687,129.63	0	0.00	1	2,264,150.86	0	0.00	0	0.00	0	0.00	4.328714%	4.299526%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	303341009	05/06/24	0	B	109,537.58	109,537.58	1,280.00	17,563,996.13	12/08/23	11
11	695100444	11/06/21	30	6	97,498.54	3,024,925.71	1,637,474.78	17,129,692.55	03/18/20	3	06/09/22
66	303341066	04/06/24	1	1	19,253.93	38,154.37	0.00	3,111,898.56
Totals					226,290.05	3,172,617.66	1,638,754.78	37,805,587.24
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		385,730,575	385,730,575	0		0
7 - 12 Months		257,688,678	238,575,175	19,113,503		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-24	643,419,253	624,305,751	3,097,716	0	16,015,787	0
May-24	662,709,943	640,977,495	0	5,679,835	16,052,614	0
Apr-24	663,727,190	641,935,906	5,700,023	0	16,091,261	0
Mar-24	664,684,031	648,556,228	0	0	16,127,803	0
Feb-24	665,750,736	649,582,592	0	0	16,168,144	0
Jan-24	666,699,835	650,495,439	0	0	16,204,396	0
Dec-23	667,645,301	651,404,791	0	0	16,240,510	0
Nov-23	668,644,270	652,365,799	0	0	16,278,471	0
Oct-23	671,832,059	653,267,990	0	0	16,314,306	2,249,763
Sep-23	672,828,870	654,222,094	0	0	16,351,997	2,254,779
Aug-23	673,764,208	655,117,178	0	0	16,387,555	2,259,475
Jul-23	674,695,965	656,008,836	0	0	16,422,979	2,264,151
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	303341009	17,524,538.16	17,563,996.13	27,860,000.00	07/25/14	391,145.01	0.59220	06/30/23	11/06/24	244
11	695100444	16,015,786.74	17,129,692.55	24,500,000.00	02/16/24	(32,468.00)	(0.02770)	12/31/23	02/06/25	247
45	695100402	0.00	-	12,500,000.00	08/24/23	670,880.85	1.30510	12/31/23	11/06/24	184
Totals		33,540,324.90	34,693,688.68	64,860,000.00		1,029,557.86

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	303341009	Various	MI	12/08/23	11
Borrower indicated they are prepared to pay the loan off in full.

11	695100444	LO	WI	03/18/20	3

The loan transferred to special servicing due to Imminent Monetary Default for issues arising pre-COVID. The Borrower elected to remain non-compliant with financial reporting and cash management. Given all ongoing defaults, the special servicer proceeded with enforcement of lender's rights. The Borrower provided a proposal that was being reviewed by the Special Servicer while dual tracking with litigation. The Borrower ultimately filed for bankruptcy protection and is currently in an exclusivity period. Lender remains engaged regarding bankruptcy plan.

45	695100402	LO	NY	07/27/21	11

Loan transferred for Imminent Monetary Default. Borrower is no longer operating the property under the Howard Johnson franchise agreement. Borrower proposed to re-brand the property. Borrower continues to perform under the settlement agreement executed on 9/30/2022 and work to resolve outstanding defaults. New franchise requirements and comfort letter executed but new brand is not in place; agreement should close shortly. CMA is active but not fully utilized; closing with new franchise and rebranding has yet to take place but they have ordered the new signage. Borrower is still in default and has signed a contract with New York charity to house the houseless. Lender has accelerated the loan; Borrower has requested a payoff as Yield Maintenance peri od is coming to an end. Loan paid off and Borrower executed release 5/20/2024.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
12	303341012	17,398,353.12	4.85000%	17,398,353.12 4.85000%		10	07/15/20	07/06/20	08/06/20
45	695100402	0.00	4.76800%	0.00	4.76800%	10	09/30/22	09/30/22	--
Totals		17,398,353.12		17,398,353.12
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
41	303341041	02/12/21	7,595,913.70	5,200,000.00	4,439,882.68	2,248,319.51	4,439,882.68	2,191,563.17	5,404,350.53	0.00	255,807.80	5,148,542.73	64.35%
45	695100402	06/12/24	5,679,834.71	12,500,000.00	6,199,396.31	250,237.15	6,199,396.31	5,949,159.16	0.00	0.00	0.00	0.00	0.00%
63	303341063	05/12/22	3,514,890.33	5,700,000.00	5,549,603.15	2,262,078.27	5,549,603.15	3,287,524.88	227,365.45	0.00	229,572.28	(2,206.83)	0.05%
72	304101281	11/10/23	2,249,763.23	2,000,000.00	1,836,254.86	559,066.85	1,836,254.86	1,277,188.01	972,575.22	0.00	103,660.61	868,914.61	32.48%
Current Period Totals			5,679,834.71	12,500,000.00	6,199,396.31	250,237.15	6,199,396.31	5,949,159.16	0.00	0.00	0.00	0.00
Cumulative Totals			19,040,401.97	25,400,000.00	18,025,137.00	5,319,701.78	18,025,137.00	12,705,435.22	6,604,291.20	0.00	589,040.69	6,015,250.51

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/10/24	0.00	15,134.75	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	303341041	08/11/23	0.00	0.00	5,148,542.73	0.00	0.00	(171,621.05)	0.00	0.00	5,148,542.73
		03/10/23	0.00	0.00	5,320,163.78	0.00	0.00	(84,186.75)	0.00	0.00
		02/12/21	0.00	0.00	5,404,350.53	0.00	0.00	5,404,350.53	0.00	0.00
45	695100402	06/12/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
63	303341063	05/12/23	0.00	0.00	(2,206.83)	0.00	(2,206.83)	(97,697.71)	0.00	0.00	0.00
		08/12/22	0.00	0.00	97,697.71	0.00	0.00	(129,667.74)	0.00	0.00
		05/12/22	0.00	0.00	227,365.45	0.00	0.00	227,365.45	0.00	0.00
72	304101281	05/10/24	0.00	0.00	868,914.61	0.00	0.00	(2,325.49)	0.00	0.00	868,914.61
		04/12/24	0.00	0.00	871,240.10	0.00	0.00	(101,335.12)	0.00	0.00
		11/10/23	0.00	0.00	972,575.22	0.00	0.00	972,575.22	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	15,134.75	6,015,250.51	0.00	(2,206.83)	6,017,457.34	0.00	0.00	6,017,457.34

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	1,110.07	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	3,781.14	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
45	0.00	0.00	(3,500.00)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	193.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,781.14	0.00	1,303.43	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,084.57

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Supplemental Notes
None

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